Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
25. Subsequent Events
A total of 2.9 million of the Company’s listed securities were repurchased for a total cost of US$68.8 million during the period from January 1, 2026 to the date of this report pursuant to the Company’s existing US$200 million share repurchase program. This share repurchase program has been completed as of the date of this report and a total of 9.9 million of the Company’s listed securities were repurchased.